Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets explanatory [text block]
The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles		Others		Total
Gross carrying value
Balance as at April 1, 2018	Rs.	82,187	Rs.	357	Rs.	2,997	Rs.	85,541
Additions		1,542		-		602		2,144
Disposals/De-recognitions (1)		(3,219)		(357)		-		(3,576)
Effect of changes in foreign exchange rates		1,461		-		1		1,462
Balance as at March 31, 2019	Rs.	81,971	Rs.	-	Rs.	3,600	Rs.	85,571

Balance as at April 1, 2019	Rs.	81,971	Rs.	-	Rs.	3,600	Rs.	85,571
Additions		1,641		-		165		1,806
Disposals/De-recognitions		(814)		-		(1)		(815)
Effect of changes in foreign exchange rates		4,532		-		2		4,534
Balance as at March 31, 2020	Rs.	87,330	Rs.	-	Rs.	3,766	Rs.	91,096

Amortization/impairment loss
Balance as at April 1, 2018	Rs.	39,289	Rs.	357	Rs.	1,230	Rs.	40,876
Amortization for the year		3,432		-		396		3,828
Impairment loss		116		-		-		116
Disposals/De-recognitions (1)		(2,815)		(357)		-		(3,172)
Effect of changes in foreign exchange rates		(445)		-		1		(444)
Balance as at March 31, 2019	Rs.	39,577	Rs.	-	Rs.	1,627	Rs.	41,204

Balance as at April 1, 2019	Rs.	39,577	Rs.	-	Rs.	1,627	Rs.	41,204
Amortization for the year		3,554		-		278		3,832
Impairment loss		16,757		-		-		16,757
Disposals/De-recognitions		(749)		-		(1)		(750)
Effect of changes in foreign exchange rates		2,392		-		2		2,394
Balance as at March 31, 2020	Rs.	61,531	Rs.	-	Rs.	1,906	Rs.	63,437

Net carrying value
As at April 1, 2018	Rs.	42,898	Rs.	-	Rs.	1,767	Rs.	44,665
As at March 31, 2019	Rs.	42,394	Rs.	-	Rs.	1,973	Rs.	44,367
As at March 31, 2020	Rs.	25,799	Rs.	-	Rs.	1,860	Rs.	27,659

(1)	Gain on disposal of assets for the year ended March 31, 2019 includes an amount of Rs.682 representing the profit on sale of intangible assets forming part of the Company’s Proprietary Products segment.

Description Of Intangible Assets Other than Goodwill And Remaining Amortization Period
Details of significant separately acquired intangible assets as at March 31, 2020 are as follows:

Particulars of the asset	Acquired from	Carrying cost
ANDAs	Teva and an affiliate of Allergan	Rs.	9,813
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates		5,072
Intellectual property rights relating to PPC-06 (tepilamide fumarate)	Xenoport, Inc		4,019
Habitrol ® brand	Novartis Consumer Health Inc.		1,936
Commercialization rights for an anti-cancer biologic agent	Eisai Company Limited		1,838
Over the counter product brands	Ducere Pharma LLC		731
Beta brand	3i Group plc		578
Various ANDAs	Gland Pharma Limited		284

Disclosure Of Detailed Information About Intangible Assets Under Development [Text Block]
Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2020		2019
Opening balance	Rs.	24,610	Rs.	27,027
Add : Additions during the year (1)		950		1,171
Less : Capitalizations during the year (2)		(2,530)		(5,445)
Less: Impairments during the year		(13,379)		-
Effect of changes in exchange rates		1,336		1,857
Closing balance	Rs.	10,987	Rs.	24,610

(1)	During the year ended March 31, 2020, the Company acquired a portfolio of approved, non-marketed Abbreviated New Drug Applications (“ANDAs”) in the United States from Teva for a total consideration of Rs.277 (U.S.$4). The Company recognized these ANDAs acquired as product related intangibles.

(2)	During the year ended March 31, 2020, the products ramelton was available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.

During the year ended March 31, 2019, the products buprenorphine and naloxone sublingual film and tobramycin were available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.